CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended				6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Formation and operating costs	$ 901,500		$ 430,744		$ 2,058,865	$ 959,859	$ 1,179,760	$ 1,809,484
Loss from operations	(901,500)		(430,744)		(2,058,865)	(959,859)	(1,179,760)	(1,809,484)
Other income:
Interest earned on marketable securities held in Trust Account	5,862,881		703,370		11,279,715	829,671	117,677	7,277,660
Unrealized gain (loss) on marketable securities held in Trust Account	52,854		(126,150)			(111,572)	7,793	(68,050)
Other income, net	5,915,735		577,220		11,279,715	718,099	125,470	7,209,610
Income before provision for income taxes	5,014,235		146,476		9,220,850	(241,760)	(1,054,290)	5,400,126
Provision for income taxes	(1,231,804)		(92,115)		(2,347,740)	(92,115)	(2,416)	(1,474,356)
Net income (loss)	$ 3,782,431	$ 3,090,679	$ 54,361	$ (388,236)	$ 6,873,110	$ (333,875)	$ (1,056,706)	$ 3,925,770
Common shares subject to redemption
Other income:
Weighted average number of shares outstanding, basic	50,000,000		50,000,000		50,000,000	50,000,000
Weighted average number of shares outstanding, diluted	50,000,000		50,000,000		50,000,000	50,000,000
Basic net income (loss) per share	$ 0.06		$ 0.00		$ 0.11	$ (0.01)
Diluted net income (loss) per share	$ 0.06		$ 0.00		$ 0.11	$ (0.01)
Common shares not subject to redemption
Other income:
Weighted average number of shares outstanding, basic	13,950,000		13,950,000		13,950,000	13,950,000
Weighted average number of shares outstanding, diluted	13,950,000		13,950,000		13,950,000	13,950,000
Basic net income (loss) per share	$ 0.06		$ 0.00		$ 0.11	$ (0.01)
Diluted net income (loss) per share	$ 0.06		$ 0.00		$ 0.11	$ (0.01)